RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties
Salaries, benefits, and consulting fees	$ 723	$ 956	$ 860
Share-based payments	659	531	1,718
Total Key management personnel compensation	$ 1,382	$ 1,487	$ 2,578